Operating Segment Data	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Operating Segment Data
Operating Segment Data
At December 31, 2015, the Company had eight reportable operating segments. Each operating segment represents a platform acquisition. The Company’s operating segments are strategic business units that offer different products and services. They are managed separately because each business requires different technology and marketing strategies. A description of each of the reportable segments and the types of products from which each segment derives its revenues is as follows:

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Ergobaby, headquartered in Los Angeles, California, is a designer, marketer and distributor of wearable baby carriers and related baby wearing products, as well as stroller travel systems and accessories. Ergobaby offers a broad range of wearable baby carriers, stroller travel systems and related products that are sold through more than 450 retailers and web shops in the United States and throughout the world. Ergobaby has two main product lines: baby carriers (baby carriers and accessories) and infant travel systems (strollers and accessories).

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Liberty Safe is a designer, manufacturer and marketer of premium home and gun safes in North America. From it’s over 314,000 square foot manufacturing facility, Liberty produces a wide range of home and gun safe models in a broad assortment of sizes, features and styles. Liberty is headquartered in Payson, Utah.

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Manitoba Harvest is a pioneer and leader in the manufacture and distribution of branded, hemp based food products. Manitoba Harvest’s products, which include Hemp Hearts™, Hemp Heart Bites™, Hemp Heart Bars™, and Hemp protein powders, are currently carried in over 7,000 retail stores across the U.S. and Canada. Manitoba Harvest is headquartered in Winnipeg, Manitoba.

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Advanced Circuits, an electronic components manufacturing company, is a provider of small-run, quick-turn and volume production rigid printed circuit boards. ACI manufactures and delivers custom printed circuit boards to customers primarily in North America. ACI is headquartered in Aurora, Colorado.

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Arnold Magnetics is a global manufacturer of engineered magnetic solutions for a wide range of specialty applications and end-markets, including energy, medical, aerospace and defense, consumer electronics, general industrial and automotive. Arnold Magnetics produces high performance permanent magnets (PMAG), flexible magnets (FlexMag) and precision foil products (Precision Thin Metals) that are mission critical in motors, generators, sensors and other systems and components. Based on its long-term relationships, the company has built a diverse and blue-chip customer base totaling more than 2,000 clients worldwide. Arnold Magnetics is headquartered in Rochester, New York.

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Clean Earth provides environmental services for a variety of contaminated materials including soils dredged materials, hazardous waste and drill cuttings. Clean Earth analyzes, treats, documents and recycles waste streams generated in multiple end markets such as power, construction, oil and gas, infrastructure, industrial and dredging. Clean Earth is headquartered in Hatsboro, Pennsylvania and operates 14 facilities in the eastern United States.

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Sterno Products is a manufacturer and marketer of portable food warming fuel and creative table lighting solutions for the food service industry. Sterno's products include wick and gel chafing fuels, butane stoves and accessories, liquid and traditional wax candles, catering equipment and lamps. Sterno Products is headquartered in Corona, California.

The tabular information that follows shows data for each of the operating segments reconciled to amounts reflected in the consolidated financial statements. The operations of each of the operating segments are included in consolidated operating results as of their date of acquisition. FOX was an operating segment of the Company until July 10, 2014, when FOX was deconsoldiated and became an equity method investment. The results of operations of FOX are included in the disaggregated revenue and other financial data presented for the year ending December 31, 2014 for the period from January 1, 2014 through July 10, 2014. Segment profit is determined based on internal performance measures used by the Chief Executive Officer to assess the performance of each business. All our operating segments are deemed reporting units for purposes of annual or event-driven goodwill impairment testing, with the exception of Arnold Magnetics which has three reporting units (PMAG, FlexMag and Precision Thin Metals). Segment profit excludes certain charges from the acquisitions of the Company’s initial businesses not pushed down to the segments which are reflected in the Corporate and other line item. There were no significant inter-segment transactions.
A disaggregation of the Company’s consolidated revenue and other financial data for the years ended December 31, 2015, 2014 and 2013 is presented below (in thousands):

	Year ended December 31,
Net sales of operating segments	2015	2014	2013
Ergobaby	$86,506	$82,255	$67,340
FOX	—	149,995	272,746
Liberty	101,146	90,149	126,541
Manitoba Harvest	17,423	—	—
ACI	87,532	85,918	87,406
Arnold Magnetics	119,994	123,205	126,606
Clean Earth	175,386	68,440	—
Sterno Products	139,991	36,713	—
Total	727,978	636,675	680,639
Reconciliation of segment revenues to consolidated revenues:
Corporate and other	—	—	—
Total consolidated revenues	$727,978	$636,675	$680,639

Geographic Information
International Revenues
Revenues from geographic locations outside the United States were material for the following segments: Ergobaby, Manitoba Harvest, Arnold and Sterno Products, in each of the periods presented. Revenue attributable to Canada represented approximately 14.6% of total international revenue in 2015. Revenue attributable to any other individual foreign country is not material in 2015. Revenue attributable to any individual foreign countries was not material in 2014 or 2013. The international revenues from FOX in 2014 are for the period from January 1, 2014 through July 10, 2014, the date of deconsolidation. There were no significant inter-segment transactions.

	Year ended December 31,
International revenues	2015	2014	2013
Ergobaby	$48,237	$46,702	$40,322
FOX	—	79,306	176,633
Manitoba Harvest	8,733	—	—
Arnold Magnetics	44,187	55,591	61,406
Sterno Products	3,575	2,137	—
Total international revenues	$104,732	$183,736	$278,361

Identifiable Assets

The acquisition of Manitoba Harvest in July 2015 and HOCI in December 2015 resulted in identifiable assets located internationally in Canada. At December 31, 2015, Manitoba Harvest had $148.1 million in total assets, including $17.6 million of property, plant and equipment.

	Year ended December 31,
Profit (loss) of operating segments (1)	2015	2014	2013
Ergobaby	$22,157	$18,147	$12,616
FOX	—	17,292	38,781
Liberty	11,858	(2,717)	12,458
Manitoba Harvest (2)	(6,150)	—	—
ACI	24,144	22,455	22,945
Arnold Magnetics	7,584	7,095	8,914
Clean Earth (3)	11,013	2,737	—
Sterno Products (4)	13,200	(1,810)	—
Total	83,806	63,199	95,714
Reconciliation of segment profit to consolidated income (loss) from continuing operations before income taxes:
Interest expense, net	(25,924)	(27,060)	(19,378)
Other income (expense), net	(2,323)	(593)	(123)
Gain on equity method investment	4,533	11,029	—
Corporate and other (5)	(36,100)	228,548	15,430
Total consolidated income (loss) from continuing operations before income taxes	$23,992	$275,123	$91,643

(1)	Segment profit (loss) represents operating income (loss).

(2)
Results from the year ended December 31, 2015 include $1.1 million of acquisition related costs in connection with the acquisition of Manitoba Harvest, $0.4 million acquisition related costs in connection with Manitoba Harvest's acquisition of HOCI, $3.1 million of cost of goods sold expense related to the amortization of the step-up in inventory basis resulting from the purchase price allocation of Manitoba Harvest, and $0.5 million in integration service fees paid to CGM.

(3)
The year ended December 31, 2014 includes $1.9 million of acquisition related costs incurred in connection with the acquisition of Clean Earth, and $0.6 million in integration service fees paid to CGM. The year ended December 31, 2015 includes $1.9 million in integration service fees paid to CGM.

(4)
The year ended December 31, 2014 includes $2.8 million of acquisition related costs incurred in connection with the acquisition of Sterno, $2.0 million of cost of goods sold expense related to the amortization of the step-up in inventory basis resulting from the purchase price allocation of Sterno, and $0.4 million in integration service fees paid to CGM. The year ended December 31, 2015 includes $1.1 million in integration service fees paid to CGM.

(5)
Primarily relates to the gain on the deconsolidation of FOX during 2014, the supplemental put reversal as a result of termination of the MSA during 2013, and management fees expensed and payable to CGM.

Accounts receivable	December 31, 2015	December 31, 2014
Ergobaby	$8,076	$9,671
Liberty	12,941	11,376
Manitoba Harvest	5,512	—
ACI	5,946	5,730
Arnold Magnetics	15,083	15,664
Clean Earth	42,291	52,059
Sterno Products	19,508	21,113
Total	109,357	115,613
Reconciliation of segment to consolidated totals:
Corporate and other	—	—
Total	109,357	115,613
Allowance for doubtful accounts	(3,447)	(3,756)
Total consolidated net accounts receivable	$105,910	$111,857

	Identifiable Assets		Depreciation and Amortization
	December 31		Year ended December 31,
	2015 (1)	2014 (1)	2015	2014	2013
Ergobaby	$62,436	$65,309	$3,475	$3,832	$3,686
FOX	—	—	—	4,785	7,759
Liberty	31,395	34,139	3,518	6,250	6,173
Manitoba Harvest	88,541	—	5,192	—	—
ACI	17,275	19,334	2,996	4,606	4,930
Arnold Magnetics	72,310	77,610	8,766	8,528	8,135
Clean Earth	185,087	203,939	20,410	6,605	—
Sterno Products	121,910	126,301	7,963	4,643	—
Total	578,954	526,632	52,320	39,249	30,683
Reconciliation of segment to consolidated total:
Corporate and other identifiable assets	318,534	255,538	755	501	253
Assets of discontinued operations	31,595	316,531	—	—	—
Amortization of debt issuance costs and original issue discount	—	—	2,883	3,125	3,366
Total	$929,083	$1,098,701	$55,958	$42,875	$34,302

(1)	Does not include accounts receivable balances per schedule above or goodwill balances.